Accounts Payable and Accrued Liabilities - Aging Analysis of Trade Payables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [Line Items]
Trade payables	¥ 103,201	¥ 80,606
Within 1 year [member]
Disclosure of financial liabilities [Line Items]
Trade payables	94,996	74,450
Between 1 and 2 years [member]
Disclosure of financial liabilities [Line Items]
Trade payables	4,241	3,293
Between 2 and 3 years [member]
Disclosure of financial liabilities [Line Items]
Trade payables	1,894	944
Over 3 years [member]
Disclosure of financial liabilities [Line Items]
Trade payables	¥ 2,070	¥ 1,919